Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance
Schedule of trade accounts receivable

	12/31/2020	12/31/2019
Trade notes receivable:
Falling due	463,378	248,411
Overdue	25,633	27,243
	489,011	275,654
Trade notes receivable - abroad:
Falling due	8,395	12,247
Overdue	5,995	4,978
	14,390	17,225

Total (*)	503,401	292,879

(-) Estimated losses with doubtful accounts	(9,296)	(3,360)
(-) Adjustment to present value	(788)	(1,408)
	493,317	288,111
Current assets	477,217	276,626
Non‑current assets	16,100	11,485

(*)   The amounts presented include R$ 291,071 (R$ 96,026 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries.

Schedule of aging of trade accounts receivable

	12/31/2020		12/31/2019
	Duplicates	Provision for	Duplicates	Provision for
	receivable	losses	receivable	losses
Falling due	471,773	(66)	260,658	(29)
Overdue (days):
1-30	9,363	(71)	18,978	(229)
31-60	4,700	(98)	2,375	(85)
61-90	4,268	(128)	3,870	(207)
91-180	5,435	(1,071)	4,684	(496)
More than 181	7,862	(7,862)	2,314	(2,314)
	503,401	(9,296)	292,879	(3,360)

Trade accounts receivable
Disclosure of reconciliation of changes in loss allowance
Schedule of changes in the allowance for doubtful accounts

Changes in doubtful accounts	12/31/2020	12/31/2019
Opening balance	(3,360)	(4,215)
Addition of provision	(10,168)	(5,551)
Use/reversal	4,232	6,406
Closing balance	(9,296)	(3,360)